Investments - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Interest income	¥ 47,476	¥ 53,724	¥ 7,382
Held to maturity investment, gross unrecognized holding gain	16,999	13,474	6,239
Held-to-maturity investments, credit loss	0	0	0
Available-for-sale investments	32,481	31,536
Available-for-sale investments noncurrent	32,481	31,536
Available-for-sale, allowance for credit loss	0	0	0
Other long-term investments
Impairment loss related to investments measured at cost	¥ 0	¥ 1,000	¥ 13,343
Investment, Type [Extensible Enumeration]	us-gaap:OtherAggregatedInvestmentsMember	us-gaap:OtherAggregatedInvestmentsMember	us-gaap:OtherAggregatedInvestmentsMember